Submission	Aug. 20, 2025
Submission [Line Items]
Central Index Key	0000077543
Registrant Name	TUTOR PERINI CORPORATION
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A